Intangible assets - Possible changes of key assumptions (Details) - CGU Technology Solution - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Revenue growth rate decrease	5.00%	5.00%
Profit margin decrease	1.00%	1.00%
Long term growth rate decrease	1.00%	1.00%
Pre-tax discount rate increase	1.00%	1.00%
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	¥ 1,153,821	¥ 781,499
Revenue growth rate
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	597,067	373,790
Profit Margin
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	886,786	459,556
Long term growth rate.
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	1,039,101	669,058
Pre-tax discount rate
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	¥ 989,962	¥ 616,950